OTHER EQUITY INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
OTHER EQUITY INSTRUMENTS	25. OTHER EQUITY INSTRUMENTS

	Interest rate	Next call date	30 June 2026	31 December 2025
	%		£m	£m
AT1 securities:
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	–	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	8.75	Sept 2029	400	400
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	7.63	Sept 2030	500	500
- £650m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	Sept 2031	650	–
			2,300	2,100